Financial instruments and financial risk management - Analysis of the contractual maturities (Details) - CAD ($)	Jun. 30, 2020	Dec. 31, 2019
Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 919,040	$ 2,130,302
Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Trade payables and accrued liabilities | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	656,681	693,502
Trade payables and accrued liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Trade payables and accrued liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Accrued liabilities | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	229,134	1,159,212
Accrued liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Accrued liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Due to related parties | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	33,225	275,512
Due to related parties | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Due to related parties | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Shareholder loan | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	2,076
Shareholder loan | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Shareholder loan | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 0	$ 0